Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Segment revenues:
Revenues	¥ 678,125	¥ 630,028	¥ 2,037,860	¥ 1,994,844
Segment profits:
Total profits for segments	96,163	88,950	260,198	239,861
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(65)	(23)
Income before Income Taxes	125,540	119,902	310,007	286,026
Segment assets:
Trade notes, accounts and other receivable	381,522		381,522		¥ 441,803
Other corporate assets	2,121,196		2,121,196		2,057,828
Assets	15,769,189		15,769,189		15,289,385
Operating Segment
Segment revenues:
Revenues	676,128	629,647	2,028,548	1,990,860
Segment profits:
Total profits for segments	128,226	121,462	319,236	293,191
Segment assets:
Assets	13,435,114		13,435,114		12,595,338
Corporate, Non-Segment
Segment revenues:
Revenues	6,278	6,348	21,847	19,000
Segment profits:
Corporate profits (losses)	1,326	(3,282)	(8,165)	(13,457)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(4,012)	1,722	(1,064)	6,292
Segment assets:
Cash and cash equivalents, restricted cash	1,045,095		1,045,095		1,366,908
Allowance for credit losses	(68,031)		(68,031)		(64,723)
Trade notes, accounts and other receivable	381,522		381,522		441,803
Other corporate assets	975,489		975,489		¥ 950,059
Inter-segment transactions
Segment revenues:
Revenues	¥ (4,281)	¥ (5,967)	¥ (12,535)	¥ (15,016)